BALANCE SHEET COMPONENTS - Accounts Receivable, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, gross		$ 40,895	$ 80,829
Less: allowance for credit losses		(940)	(3,768)	$ (2,767)
Less: allowance for sales returns		(225)	(359)	$ (501)
Accounts receivable, net	[1]	39,730	76,702
Accounts receivable, sale		336,700	249,000
Accounts receivable, allowance for credit loss, current, receivables sold		$ 36,700	$ 34,100

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).